JPMorgan California Tax Free Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—97.9% (a)
California—97.9%
Education—4.9%
California Educational Facilities Authority, Art Centre College of Design
Series 2022A, Rev., 5.00%, 12/01/2028	210	222
Series 2022A, Rev., 5.00%, 12/01/2031	450	480
Series 2022A, Rev., 5.00%, 12/01/2032	275	293
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,511
Series U-2, Rev., 5.00%, 10/01/2032	1,500	1,815
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,837
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2
Rev., 4.00%, 6/01/2027 (b)	565	540
Series 2022A, Rev., 4.00%, 6/01/2031 (b)	1,250	1,138
California School Finance Authority, Series 2022-A, Rev., 5.00%, 8/01/2032(b)	350	366
University of California
Series 2014AM, Rev., 5.00%, 5/15/2028	1,500	1,553
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,218
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,601
University of California, Limited Project, Series O, Rev., 5.00%, 5/15/2034	1,500	1,659
		14,233
General Obligation—27.5%
Allan Hancock Joint Community College District, GO, 5.00%, 8/01/2030	1,250	1,294
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/01/2033	230	160
Series F, GO, Zero Coupon, 2/01/2034	545	363
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019A-1, GO, 5.00%, 9/01/2036	1,500	1,666
Series 2019A-1, GO, 5.00%, 9/01/2038	2,710	2,987
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/01/2030	2,000	1,558
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 8/01/2023	1,500	1,474
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/01/2026	2,000	2,118
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/01/2025	1,500	1,387
Series A, GO, AGC, Zero Coupon, 8/01/2029	1,000	801
Evergreen School District, Series B, GO, AGC, Zero Coupon, 8/01/2024	1,915	1,832
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2019A, GO, 5.00%, 7/01/2032	1,500	1,705
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/01/2031	500	364
GO, Zero Coupon, 7/01/2032	880	611
Mount San Antonio Community College District, Election of 2008, Series 2013A, GO, Zero Coupon, 8/01/2023	3,205	2,084
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/01/2024	1,000	951
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/01/2027	2,000	1,719
Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/01/2025	1,015	942
GO, Zero Coupon, 8/01/2026	1,790	1,609
San Diego Community College District, Election of 2002, GO, Zero Coupon, 8/01/2035	1,500	925
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/01/2024	2,010	2,103

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series G-1, GO, AGM, 5.25%, 7/01/2028	2,115	2,416
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/01/2028(c)	385	435
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/01/2032	2,000	2,119
Series 2019F-1, GO, 5.00%, 8/01/2035	1,500	1,685
San Francisco City and County Airport Commission, San Francisco International Airport, GO, 5.00%, 6/15/2031	2,000	2,321
San Jose Unified School District, Election of 2002
Series C, GO, NATL - RE, Zero Coupon, 8/01/2029	1,500	1,219
Series C, GO, NATL - RE, Zero Coupon, 6/01/2031	3,035	2,297
San Mateo County Community College District, Election of 2001, Series 2005B, GO, NATL - RE, Zero Coupon, 9/01/2027	1,130	981
San Mateo County Community College District, Election of 2005
Series 2006-A, GO, NATL - RE, Zero Coupon, 9/01/2026	1,100	987
Series A, GO, NATL - RE, Zero Coupon, 9/01/2029	2,000	1,617
Series B, GO, NATL - RE, Zero Coupon, 9/01/2034	1,000	655
San Mateo County Community College District, Election of 2014, Series B, GO, 5.00%, 9/01/2033	1,000	1,119
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/01/2029	2,000	1,594
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/01/2027	1,000	863
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series C, GO, Zero Coupon, 9/01/2028	1,800	1,496
State of California
GO, 4.00%, 10/01/2035	2,520	2,636
GO, 4.00%, 3/01/2036	2,000	2,073
GO, 5.00%, 11/01/2037	2,000	2,305
State of California, School Facilities, GO, 4.00%, 9/01/2032	2,000	2,080
State of California, Various Purpose
GO, 5.00%, 8/01/2027	2,000	2,212
GO, 4.00%, 3/01/2029	1,000	1,076
GO, 5.00%, 12/01/2029	2,000	2,049
GO, 5.00%, 8/01/2030	2,000	2,207
GO, 5.00%, 8/01/2031	1,500	1,573
GO, 5.00%, 10/01/2032	3,000	3,122
GO, 5.00%, 8/01/2033	1,000	1,078
GO, 5.00%, 4/01/2036	1,000	1,105
GO, 5.00%, 8/01/2036	2,650	2,899
GO, 5.00%, 8/01/2037	1,430	1,563
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005-B, GO, AGM, Zero Coupon, 9/01/2029	2,500	2,030
		80,465
Hospital—8.0%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series 2014A, Rev., 5.00%, 8/01/2031	1,000	1,010
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/01/2026	1,400	1,405
Series 2016A, Rev., 4.00%, 3/01/2029	2,165	2,202
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	266
Rev., 5.00%, 11/15/2032	400	425
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	3,757
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,600

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Hospital — continued
California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-1-G, Rev., 5.00%, 11/01/2027	1,995	2,217
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	598
Series 2014A, Rev., 5.00%, 8/15/2028	850	877
Series 2014A, Rev., 5.00%, 8/15/2030	655	674
Series A, Rev., 5.00%, 8/15/2030	1,000	1,063
California Health Facilities Financing Authority, Stanford Health Clinic, Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,302
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	530
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,609
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 5.00%, 2/01/2032	500	548
Series 2021A, Rev., 5.00%, 2/01/2033	1,000	1,092
Regents of the University of California Medical Center Pooled, Series 2022-P, Rev., 5.00%, 5/15/2037	2,105	2,362
		23,537
Housing—0.6%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,842
Industrial Development Revenue/Pollution Control Revenue—0.5%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series 2015B-1, Rev., AMT, 3.00%, 11/01/2025	1,500	1,447
Other Revenue—8.5%
California Community Choice Financing Authority, Green Bond
Series A-1, Rev., 4.00%, 8/01/2025	500	505
Series A-1, Rev., 4.00%, 8/01/2026	1,000	1,010
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Series 2020A, Rev., 5.00%, 6/01/2031	1,110	1,179
California State Public Works Board, State Office Buildings, Series F, Rev., 5.00%, 5/01/2030	1,000	1,054
California State Public Works Board, Various Capital Projects, Series F, Rev., 5.00%, 5/01/2028	1,500	1,583
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project, Rev., 4.00%, 11/01/2029	140	149
City of Long Beach Harbor, Series A, Rev., 5.00%, 5/15/2039	1,425	1,559
City of San Bernardino, Single Family Mortgage, Series A, Rev., GNMA COLL, 7.50%, 5/01/2023(c)	50	51
Contra Costa Transportation Authority, Sales Tax, Series A, Rev., 5.00%, 3/01/2032	2,000	2,102
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments, Rev., 5.00%, 9/01/2037(b)	400	370
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2017A-1, Rev., 5.00%, 6/01/2024(c)	2,500	2,592
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020-A, Rev., 4.00%, 6/01/2035	1,500	1,575
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax, Series 2019-B, Rev., 5.00%, 7/01/2035	2,000	2,213
Los Angeles County Public Works Financing Authority, Series G, Rev., 5.00%, 12/01/2037	1,500	1,709
Midpeninsula Regional Open Space District, Promissory Notes, 2004 Project Lease
Rev., 5.00%, 9/01/2030	500	533
Rev., 5.00%, 9/01/2031	270	286
Pasadena Public Financing Authority, Rose Bowl Renovation Project, Series 2010A, Rev., Zero Coupon, 3/01/2030	1,000	771
Riverside Public Financing Authority, Main Library Project, Series 2019A, Rev., 5.00%, 11/01/2034‡	450	496
San Diego Regional Building Authority, County Operations Center, Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,518
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/01/2024(c)	330	343

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Santa Ana Financing Authority, Police Administration and Holding Facility Lease, Series A, Rev., NATL - RE, 6.25%, 7/01/2024	333	345
Santa Clara County Financing Authority, County Facilities, Series 2019A, Rev., 5.00%, 5/01/2029	1,625	1,857
		24,800
Prerefunded—7.9%
California Health Facilities Financing Authority, St. Joseph Health System, Series 2013A, Rev., 5.00%, 7/01/2023(c)	1,000	1,014
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (c)	2,650	2,834
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series 2014A, Rev., 5.00%, 10/01/2023(c)	1,000	1,021
Campbell Union High School District, GO, 5.00%, 8/01/2024(c)	1,700	1,769
Campbell Union High School District, Election of 2016, Series B, GO, 5.00%, 8/01/2026 (c)	2,370	2,576
Cupertino Union School District, 2013 Crossover, Series 2013A, GO, 5.00%, 8/01/2023(c)	1,000	1,017
Eastern Municipal Water District Financing Authority, Water and Wastewater System, Series 2016B, Rev., 5.00%, 7/01/2026(c)	115	124
Los Angeles Community College District, Series 2015A, GO, 5.00%, 8/01/2024(c)	1,500	1,562
San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.00%, 7/01/2023(c)	1,000	1,014
San Jose Unified School District, Election of 2012, Series C, GO, 5.00%, 8/01/2024 (c)	2,460	2,563
San Juan Unified School District, Election of 2002, GO, 5.00%, 8/01/2023(c)	1,000	1,017
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/01/2023 (c)	1,005	1,024
Series A, GO, 5.00%, 9/01/2023 (c)	1,030	1,049
Silicon Valley Clean Water, Wastewater, Rev., 5.00%, 2/01/2024(c)	790	813
Sonoma County Junior College District, GO, 5.00%, 8/01/2023(c)	1,000	1,017
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/01/2026(c)	2,600	2,832
		23,246
Transportation—16.1%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	259
Series 2014B, Rev., 5.00%, 5/15/2026	250	258
Series B, Rev., 5.00%, 5/15/2027	225	232
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,111
Series 2017A, Rev., AMT, 5.00%, 5/15/2033	500	535
Series 2019A, Rev., 5.00%, 5/15/2036	750	832
City of Los Angeles Department of Airports
Series 2022C, Rev., AMT, 5.00%, 5/15/2031	500	550
Series 2022C, Rev., AMT, 5.00%, 5/15/2032	500	553
Series 2020-A, Rev., 5.00%, 5/15/2039	2,000	2,200
Series 2022-B, Rev., 4.00%, 5/15/2041	1,755	1,775
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,141
Series D, Rev., AMT, 5.00%, 5/15/2030	2,000	2,070
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,104
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,580
Series C, Rev., 5.00%, 5/15/2031	1,250	1,314
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,316
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/01/2026(c)	1,795	1,648

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/01/2032	2,000	2,166
Port of Los Angeles, Harbor Department
Series 2019-B, Rev., 5.00%, 8/01/2026	3,420	3,708
Series 2014A, Rev., AMT, 5.00%, 8/01/2027	1,625	1,665
Series 2014B, Rev., 5.00%, 8/01/2030	900	934
Series 2014A, Rev., AMT, 5.00%, 8/01/2031	1,500	1,535
Riverside County Transportation Commission, Senior Lien, Series 2021B-1, Rev., 4.00%, 6/01/2037	1,250	1,220
San Diego County Regional Airport Authority, Subordinate Airport
Series 2021B, Rev., AMT, 5.00%, 7/01/2031	2,000	2,176
Series 2021B, Rev., AMT, 5.00%, 7/01/2033	2,000	2,161
Series B, Rev., AMT, 5.00%, 7/01/2034	755	787
Series A, Rev., 5.00%, 7/01/2035	1,000	1,071
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/01/2025	2,000	2,074
Series 2019A, Rev., AMT, 5.00%, 5/01/2034	2,000	2,122
Series 2019A, Rev., AMT, 5.00%, 5/01/2035	1,000	1,056
Series 2019-A, Rev., AMT, 5.00%, 5/01/2037	1,500	1,572
Series 2020A, Rev., AMT, 5.00%, 5/01/2037	545	574
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC, Series 2019A, Rev., AMT, 5.00%, 1/01/2025	1,790	1,848
		47,147
Utility—6.2%
Los Angeles Department of Water and Power, Power System
Series C, Rev., 5.00%, 7/01/2027	1,500	1,557
Series D, Rev., 5.00%, 7/01/2032	2,480	2,767
Series 2019A, Rev., 5.00%, 7/01/2036	1,825	2,010
Series C, Rev., 5.00%, 7/01/2036	2,715	3,010
Series C, Rev., 5.00%, 7/01/2038	2,410	2,731
Northern California Power Agency, Hydroelectric Project
Series 2022A, Rev., 5.00%, 7/01/2028	1,500	1,684
Series 2022A, Rev., 5.00%, 7/01/2032	1,250	1,484
Santa Paula Utility Authority, Rev., AGM, 5.00%, 2/01/2028	1,620	1,776
Southern California Public Power Authority, Apex Power Project, Series 2014A, Rev., 5.00%, 7/01/2030	1,000	1,036
		18,055
Water & Sewer—17.7%
Alameda County Water District Financing Authority, California Water System, Rev., 5.00%, 6/01/2033	1,565	1,861
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,126
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/01/2028	1,825	1,935
Series 2022C, Rev., 5.00%, 6/01/2032	2,000	2,388
Series B, Rev., 5.00%, 6/01/2033	1,500	1,584
Series 2018A, Rev., 5.00%, 6/01/2034	1,000	1,108
Series 2018A, Rev., 5.00%, 6/01/2035	1,500	1,650
City of San Francisco, Public Utilities Commission Water, Series D, Rev., 5.00%, 11/01/2034	2,710	2,956
City of Santa Rosa, Wastewater, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/01/2023	1,500	1,471

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
East Bay Municipal Utility District, Water System
Series B-1, Rev., 5.00%, 6/01/2034	1,500	1,774
Series 2019A, Rev., 5.00%, 6/01/2038	1,595	1,769
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2016B, Rev., 5.00%, 7/01/2033	2,885	3,102
Series 2020A, Rev., 5.00%, 7/01/2034	1,250	1,425
Series 2020A, Rev., 5.00%, 7/01/2036	1,850	2,076
Los Angeles Department of Water & Power, Series 2020-B, Rev., 5.00%, 7/01/2039	2,000	2,220
Los Angeles Department of Water and Power, Power System, Series 2018D, Rev., 5.00%, 7/01/2031	1,100	1,230
Metropolitan Water District of Southern California, Waterworks
Series A, Rev., 5.00%, 10/01/2029	1,250	1,444
Series 2019A, Rev., 5.00%, 7/01/2038	2,500	2,764
Series B, Rev., 5.00%, 7/01/2039	1,250	1,441
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2018B, Rev., 5.00%, 10/01/2036	1,675	1,825
San Francisco City and County Public Utilities Commission Wastewater System, Series 2018-B, Rev., 5.00%, 10/01/2026	1,075	1,172
Santa Clara Valley Water District, Water System, Series 2016A, Rev., 5.00%, 6/01/2030	1,600	1,711
Southern California Water Replenishment District
Rev., 5.00%, 8/01/2030	1,050	1,115
Rev., 5.00%, 8/01/2031	1,420	1,504
Rev., 5.00%, 8/01/2032	2,410	2,549
Rev., 5.00%, 8/01/2038	1,250	1,366
State of California Department of Water Resources, Central Valley Project, Water System, Series 2019BA, Rev., 5.00%, 12/01/2033	1,500	1,705
State of California Department of Water Resources, Central Velly Project, Series BF, Rev., 5.00%, 12/01/2035	2,000	2,369
		51,640
Total California		286,412
Total Municipal Bonds (Cost $291,763)		286,412
	Shares (000)
Short-Term Investments—1.1%
Investment Companies—1.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (d) (e)(Cost $3,287)	3,285	3,287
Total Investments—99.0% (Cost $295,050)		289,699
Assets in Excess of Other Liabilities—1.0%		2,833
Net Assets—100.0%		292,532

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(66)	03/22/2023	USD	(7,511)	(58)

Abbreviations
USD	United States Dollar

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Education	$—	$14,233	$—	$14,233
General Obligation	—	80,465	—	80,465
Hospital	—	23,537	—	23,537
Housing	—	1,842	—	1,842
Industrial Development Revenue/Pollution Control Revenue	—	1,447	—	1,447
Other Revenue	—	24,304	496	24,800
Prerefunded	—	23,246	—	23,246
Transportation	—	47,147	—	47,147
Utility	—	18,055	—	18,055
Water & Sewer	—	51,640	—	51,640
Total California	—	285,916	496	286,412
Total Municipal Bonds	—	285,916	496	286,412
Short-Term Investments
Investment Companies	3,287	—	—	3,287
Total Investments in Securities	$3,287	$285,916	$496	$289,699
Depreciation in Other Financial Instruments
Futures Contracts	$(58)	$—	$—	$(58)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$9,234	$143,121	$149,071	$4	$(1)	$3,287	3,285	$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.